Stock Incentive and Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Incentive and Employee Benefit Plans
9. Stock Incentive and Employee Benefit Plans
The consolidated statements of stockholders’ equity / (deficit) have been retroactively adjusted for all periods to reflect the Business Combination and reverse recapitalization described in Note 1. The balances as of December 31, 2022, 2021, 2020 from the consolidated financial statements of the Company as of that date, share activity (stock options) and per share amounts were retroactively adjusted, where applicable, using the Common Stock Exchange Ratio.
2017 Equity Incentive Plan
In June 2017, Scilex Pharma adopted the Scilex Pharmaceuticals Inc. 2017 Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). The Scilex Pharma 2017 Plan reserved 24.0 million shares of Scilex Pharma common stock.

Stock options granted under the Scilex Pharma 2017 Plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter. The Scilex Pharma 2017 Plan was amended and restated on July 5, 2018.
In connection with the corporate reorganization in March 2019, the Scilex Pharma 2017 Plan was terminated, and each option to purchase Scilex Pharma’s common stock outstanding and unexercised immediately prior to reorganization was cancelled and substituted for that number of options to acquire Legacy Scilex Common Stock.
Scilex Holding Company 2019 Stock Option Plan
The Board of Directors of the Company adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan” or “Prior Plan”) on May 28, 2019. The 2019 Stock Option Plan was approved by the Company’s stockholders on June 7, 2019. As of December 31, 2019, 30.0 million shares of Scilex Common Stock of the Company were reserved for issuance pursuant to the 2019 Stock Option Plan. Stock options granted under the 2019 Stock Option Plan typically vest with respect to 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining shares on each monthly anniversary thereafter.
Upon the consummation of the Business Combination, the 2019 Stock Option Plan was terminated and no further awards were granted under the 2019 Stock Option Plan thereafter. However, the 2019 Stock Option Plan will continue to govern outstanding awards granted under the terms of the Equity Incentive Plan (defined below).
Scilex Holding Company 2022 Equity Incentive Plan
The Board of Directors of the Company adopted the Scilex Holding Company 2022 Equity Incentive Plan (the “Equity Incentive Plan”) on October 17, 2022. The 2022 Equity Incentive Plan was approved by the stockholders and became effective on November 9, 2022.
The total number of common shares for which incentive stock options (“ISOs”) may be granted under the Equity Incentive Plan is not to exceed 14,622,712 shares plus a number of shares of Common Stock equal to the number of shares subject to outstanding stock awards granted under the Prior Plan (“Returning Shares”), if any, as such shares become available from time to time, which the amount will be increased commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding year, (ii) 7,311,356 shares of Common Stock, and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year.
As of December 31, 2022, there were no options to purchase shares of Common Stock outstanding under the Equity Incentive Plan and options to purchase 16,939,436 shares of the Common Stock were outstanding under previous plans.
Total stock-based compensation recorded within operating expenses was $5.3 million, $5.8 million, and $5.4 million for the years ended December 31, 2022, 2021, and 2020, respectively.
The total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of December 31, 2022 was $2.7 million and the weighted average period over which these grants are expected to vest is 1.4 years.
Scilex Holding Company 2022 Employee Stock Purchase Plan
On October 17, 2022, the Board adopted the Scilex Holding Company 2022 Employee Stock Purchase Plan (the “ESPP”). The ESPP was approved by the stockholders and became effective on November 9, 2022. The purpose of the ESPP is to secure and retain the services of new employees, to retain the services of existing employees, and to provide incentives for such individuals to exert maximum efforts toward the success of the Company.

The ESPP includes two components. One component is designed to allow eligible U.S. employees to purchase the Common Stock in a manner that may qualify for favorable tax treatment under Section 423 of the Internal Revenue Code of 1986 (“Code”) (the “423 Component”) and accordingly, it will be construed in a manner that is consistent with the requirements of Section 423 of the Code. The other component will permit the grant of purchase rights that do not qualify for such favorable tax treatment (the
“Non-423
Component”) in order to allow deviations necessary to permit participation by eligible employees who are foreign nationals or employed outside of the U.S. while complying with applicable foreign laws, and except as otherwise provided in the ESPP or determined by the Board, it will operate and be administered in the same manner as the 423 Component.
The Board administers the ESPP and will have the authority to determine how and when purchase rights are granted and the provisions of each offering. Initially, the total number of shares of the Common Stock that may be issued under the ESPP will not exceed 1,462,271 shares of the Common Stock. The number of shares of the Common Stock that will be reserved for issuance will automatically increase on January 1 of each year for a period of up to ten years, commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (i) 1% of the total number of shares of the Common Stock outstanding on December 31 of the immediately preceding calendar year; (ii) 1,827,839 shares of the Common Stock; and (iii) such number of shares of the Common Stock determined by the Board or the compensation committee of the Board prior to January 1 of a given year, provided however, that the Board may act prior to January 1 of a given calendar year to provide that there will be no increase for such calendar year or the increase for such year will be a lesser number of shares than the amount set forth in clauses (i) to (iii) above. As of December 31, 2022, there were no shares outstanding under the ESPP.
Option Valuation
The Company calculates the fair value of stock-based compensation awards granted to employees and nonemployees using the Black-Scholes option-pricing method. The Black-Scholes option-pricing method requires the use of subjective assumptions, including stock price volatility, the expected life of stock options, risk free interest rate and the fair value per share of the underlying common stock on the date of grant. The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the year ended 2020 is set forth below:

Year Ended December 31,
2020
Weighted—average grant date fair value	$1.23
Expected dividend yield	0.00%
Expected stock-price volatility	90.00%
Risk-free interest rate	0.53%
Term of options	5.6
Fair value per share of common stock on date of grant	$1.72
Exercise price	$1.72
Expected dividend yield
. The Company bases the expected dividend yield assumption on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends on the Company’s common stock.
Expected stock-price volatility
. The expected stock-price volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the transdermal patch industry. In selecting the peer group, management considered publicly-traded transdermal patch companies with existing clinical stage branded and generic transdermal patches. Management further considered the development stage of the peer group companies.

Risk-free interest rate
. The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.
Expected term of options
. The expected term of options represents the period of time when options are expected to be outstanding. Because the Company does not have historic exercise behavior, the Company determines the expected term assumption for options issued to directors and employees using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period.
The following represents a summary of the options outstanding at December 31, 2022, 2021, and 2020 and changes during the years then ended (in thousands, other than weighted-average exercise price):

	Options	Weighted average exercise price	Aggregate Intrinsic Value
Outstanding at December 31, 2019	17,114	$1.59	2,183
Granted	4,172	1.72
Exercised	(38)	1.34
Forfeited/Cancelled	(502)	1.40

Outstanding at December 31, 2020	20,746	1.63	2,172
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(1,778)	1.01

Outstanding at December 31, 2021	18,968	1.68	915
Granted	—	—
Exercised	(202)	0.47
Forfeited/Cancelled	(1,827)	1.72

Outstanding at December 31, 2022	16,939	$1.68	38,942
Exercisable at December 31, 2022	14,487	$1.70
Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees, which is administered by Sorrento. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $0.3 million for each of the years ended December 31, 2022, 2021, and 2020, respectively.